Borrowings	12 Months Ended
Dec. 31, 2019
Disclosure Text Block
Borrowings

Note 19 – Borrowings

Assets sold under agreements to repurchase amounted $193 million at December 31, 2019 and $282 million December 31, 2018.

The Corporation’s repurchase transactions are overcollateralized with the securities detailed in the table below. The Corporation’s repurchase agreements have a right of set-off with the respective counterparty under the supplemental terms of the master repurchase agreements. In an event of default each party has a right of set-off against the other party for amounts owed in the related agreement and any other amount or obligation owed in respect of any other agreement or transaction between them. Pursuant to the Corporation’s accounting policy, the repurchase agreements are not offset with other repurchase agreements held with the same counterparty.

The following table presents information related to the Corporation’s repurchase transactions accounted for as secured borrowings that are collateralized with debt securities available-for-sale, other assets held-for-trading purposes or which have been obtained under agreements to resell. It is the Corporation’s policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the Consolidated Statements of Financial Condition.

Repurchase agreements accounted for as secured borrowings

	December 31, 2019		December 31, 2018
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury securities
Within 30 days	$88,646	2.59%	$138,689	2.56%
After 30 to 90 days	78,061	2.36	79,374	2.47
After 90 days	24,538	2.52	19,558	2.72
Total U.S. Treasury securities	191,245	2.49	237,621	2.54
Obligations of U.S. government sponsored entities
After 30 to 90 days	-	-	6,055	2.45
Total obligations of U.S. government sponsored entities	-	-	6,055	2.45
Mortgage-backed securities
Within 30 days	1,235	0.30	6,859	1.15
After 90 days	-	-	20,465	2.75
Total mortgage-backed securities	1,235	0.30	27,324	2.35
Collateralized mortgage obligations
Within 30 days	898	0.24	10,529	0.25
Total collateralized mortgage obligations	898	0.24	10,529	0.25
Total	$193,378	2.46%	$281,529	2.43%

Repurchase agreements in this portfolio are generally short-term, often overnight. As such our risk is very limited. We manage the liquidity risks arising from secured funding by sourcing funding globally from a diverse group of counterparties, providing a range of securities collateral and pursuing longer durations, when appropriate.

There were no other short-term borrowings outstanding at December 31, 2019, compared to $42 thousand at December 31, 2018
Assets sold under agreements to repurchase:
(Dollars in thousands)	2019	2018
Maximum aggregate balance outstanding at any month-end	$281,833	$401,606
Average monthly aggregate balance outstanding	$222,565	$330,585
Weighted average interest rate:
For the year	2.64%	2.01%
At December 31	2.50%	2.44%

The following table presents information related to the Corporation’s other short-term borrowings for the periods ended December 31, 2019 and December 31, 2018.

Other short-term borrowings:
(Dollars in thousands)	2019	2018
Others	$-	$42
Balance outstanding at the end of the period	$-	$42
Maximum aggregate balance outstanding at any month-end	$160,000	$186,200
Average monthly aggregate balance outstanding	$8,703	$27,833
Weighted average interest rate:
For the year	2.50%	2.04%
At December 31	1.85%	2.53%
The following table presents the composition of notes payable at December 31, 2019 and December 31, 2018.
(In thousands)	December 31, 2019	December 31, 2018
Advances with the FHLB with maturities ranging from 2020 through 2029 paying interest at monthly fixed rates ranging from 1.14% to 4.19% (2018 - 0.95% to 4.19%)	$421,399	$524,052
Advances with the FHLB maturing on 2019 paying interest monthly at a floating rate of 0.34% over 1 month LIBOR	-	13,000
Advances with the FHLB maturing on 2019 paying interest quarterly at floating rates ranging from 0.12% to 0.24% over the 3 month LIBOR	-	19,724
Unsecured senior debt securities maturing on 2023 paying interest semiannually at a fixed rate of 6.125%, net of debt issuance costs of $4,693 (2018 - $5,961)	295,307	294,039
Junior subordinated deferrable interest debentures (related to trust preferred securities) with maturities ranging from 2033 to 2034 with fixed interest rates ranging from 6.125% to 6.7%, net of debt issuance costs of $396 (2018 - $423)	384,902	384,875
Capital lease obligations	-	20,412
Total notes payable	$1,101,608	$1,256,102

A breakdown of borrowings by contractual maturities at December 31, 2019 is included in the table below.

	Assets sold under
(In thousands)	agreements to repurchase	Notes payable	Total
2020	$193,378	$139,920	$333,298
2021	-	50,040	50,040
2022	-	103,148	103,148
2023	-	318,568	318,568
2024	-	28,373	28,373
Later years	-	461,559	461,559
Total borrowings	$193,378	$1,101,608	$1,294,986

At December 31, 2019 and 2018, the Corporation had FHLB borrowing facilities whereby the Corporation could borrow up to $3.6 billion and $3.4 billion, respectively, of which $0.4 billion and $0.6 billion, respectively, were used. In addition, at December 31, 2019 and 2018, the Corporation had placed $0.9 billion of the available FHLB credit facility as collateral for a municipal letter of credit to secure deposits. The FHLB borrowing facilities are collateralized with loans held-in-portfolio, and do not have restrictive covenants or callable features.

Also, at December 31, 2019, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York amounting to $1.1 billion (2018 - $1.2 billion), which remained unused at December 31, 2019 and December 31, 2018.